Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Line Items]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	December 31, 2024	December 31, 2025
	RMB	RMB
Assets

Cash and cash equivalents	5,011,068	2,494,328
investment securities	-	-
Investments in subsidiaries	3,865,503,139	3,403,654,519
Other assets	203,820,467	174,931,486

Total assets	4,074,334,674	3,581,080,333

Liabilities and shareholders’ equity

Accrued employee benefits	437,958	437,958
Other operating liabilities	16,338,215	-

Total liabilities	16,776,173	437,958

Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2024)	916,743	-
Class A Ordinary shares (USD0.0001 par value; 18,000,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2025)	-	916,743
Class B Ordinary shares (USD0.0001 par value; 2,000,000,000 shares authorized; nil shares issued and outstanding as of December 31, 2025)	-	-
Treasury stock	(122,897,896)	(124,680,070)
Additional paid-in capital	727,042,734	728,824,908
Retained earnings	3,461,317,652	2,989,141,436
Accumulated other comprehensive losses	(8,820,732)	(13,560,642)

Total shareholders’ equity	4,057,558,501	3,580,642,375

Total liabilities and shareholders’ equity	4,074,334,674	3,581,080,333

Schedule of Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	Year ended December 31
	2024	2025
	RMB	RMB
Interest and fees income
Interest income on debt securities	-	-
Interest on deposits with banks	-	-

Total interest and fees income	-	-

Equity in earnings of subsidiaries	51,677,272	(454,966,227)
Equity in earnings of subsidiaries	51,677,272	(454,966,227)

Realized gains/(losses) on sales of investments, net	(5,305,137)	(8,540,181)
Other (losses)/gains, net	(479)	(2,387)

Total non-interest income/(loss)	(5,305,616)	(8,542,568)

Operating expenses
Employee compensation and benefits	(880,653)	(868,542)
Other expenses	(7,706,556)	(6,016,705)

Total operating expenses	(8,587,209)	(6,885,247)

Income/(loss) before income tax expense	37,784,446	(470,394,042)

Net income/(loss)	37,784,446	(470,394,042)

Other comprehensive income
Foreign currency translation adjustment	524,149	(4,739,910)

Comprehensive income/ (loss)	38,308,595	(475,133,952)

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	Year ended December 31
	2024	2025
	RMB	RMB
Cash flows from operating activities:

Net income/(loss)	37,784,446	(470,394,042)
Other operating assets	(50,089,318)	488,955,427
Other operating liabilities	3,864,473	(16,338,215)

Net cash (used in)/provided by operating activities	(8,440,399)	2,223,170

Net (decrease)/ increase in cash and cash equivalents	(8,440,399)	2,223,170
Cash and cash equivalents at the beginning of year	12,927,318	5,011,068
Effect of exchange rate change on cash and cash equivalents	524,149	(4,739,910)

Cash and cash equivalents at the end of year	5,011,068	2,494,328